UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments

Schedule of Investments January 31, 2019 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 83.1%
Communication Services - 2.1%
Alphabet, Inc. - Class A *	7,690	$8,658,094
Consumer Staples - 13.8%
Cal-Maine Foods, Inc.	144,028	6,075,101
Diageo PLC - ADR	113,702	17,356,610
Sanderson Farms, Inc.	231,878	28,544,182
Walmart, Inc.	64,977	6,226,746
		58,202,639
Financials # - 29.9%
Charles Schwab Corp.	138,660	6,485,128
Chubb Ltd.	47,001	6,253,483
Everest Re Group, Ltd.	64,983	14,234,526
MetLife, Inc.	371,490	16,965,948
Northern Trust Corp.	96,872	8,569,297
Reinsurance Group of America, Inc.	98,146	14,177,190
Travelers Companies, Inc.	186,115	23,364,877
UMB Financial Corp.	126,505	8,141,862
Unum Group	375,238	13,043,273
Valley National Bancorp	1,026,488	10,377,794
W.R. Berkley Corp.	54,997	4,228,720
		125,842,098
Healthcare - 20.9%
Baxter International, Inc.	92,245	6,686,840
Cerner Corp. *	191,936	10,539,206
Dentsply Sirona, Inc.	748,689	31,407,504
Johnson & Johnson	78,592	10,459,023
Medtronic PLC	44,886	3,967,473
Smith & Nephew - ADR	538,612	20,499,573
Universal Health Services, Inc. - Class B	34,476	4,569,104
		88,128,723
Industrials - 7.8%
Amphenol Corp. - Class A	174,422	15,335,182
Applied Materials, Inc.	232,506	9,086,335
Schneider Electric SE - ADR	596,579	8,462,473
		32,883,990
Materials - 2.0%
3M Co.	42,191	8,450,857
Real Estate - 4.6%
Equity Commonwealth	593,827	19,216,242
Utilities - 2.0%
SJW Group	140,861	8,444,617
Total Common Stocks
(Cost $327,064,775)		349,827,260

SHORT-TERM INVESTMENT - 17.0%
First American Government Obligations Fund, Class X, 2.32% ^
(Cost $71,598,427)	71,598,427	71,598,427

Total Investments - 100.1%
(Cost $398,663,202)		421,425,687
Other Assets and Liabilities, Net - (0.1)%		(461,657)
Total Net Assets - 100.0%		$420,964,030

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2019.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$349,827,260	$-	$-	$349,827,260
Short-Term Investment	71,598,427	-	-	71,598,427
Total Investments	$421,425,687	$-	$-	$421,425,687

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 82.9%
Communication Services - 2.1%
Alphabet, Inc. - Class A (a)*	488	$549,434

Consumer Staples - 13.7%
Cal-Maine Foods, Inc. (a)	9,015	380,253
Diageo PLC - ADR (a)	7,334	1,119,535
Sanderson Farms, Inc. (a)	14,154	1,742,358
Walmart, Inc. (a)	4,004	383,703
		3,625,849
Financials # - 29.4%
Charles Schwab Corp. (a)	8,179	382,532
Chubb Ltd. (a)	2,920	388,506
Everest Re Group, Ltd. (a)	4,218	923,953
MetLife, Inc. (a)	23,020	1,051,323
Northern Trust Corp. (a)	5,737	507,495
Reinsurance Group of America, Inc. (a)	6,134	886,056
Travelers Companies, Inc. (a)	11,574	1,453,000
UMB Financial Corp. (a)	7,672	493,770
Unum Group (a)	22,769	791,451
Valley National Bancorp (a)	63,032	637,254
W.R. Berkley Corp. (a)	3,451	265,347
		7,780,687
Healthcare - 21.1%
Baxter International, Inc. (a)	5,555	402,682
Cerner Corp. (a)*	12,103	664,576
Dentsply Sirona, Inc. (a)	47,899	2,009,363
Johnson & Johnson (a)	5,025	668,727
Medtronic PLC (a)	2,986	263,932
Smith & Nephew - ADR (a)	34,303	1,305,572
Universal Health Services, Inc. - Class B (a)	1,983	262,807
		5,577,659
Industrials - 7.9%
Amphenol Corp. - Class A (a)	11,069	973,187
Applied Materials, Inc. (a)	14,646	572,366
Schneider Electric SE - ADR (a)	37,559	532,774
		2,078,327
Materials - 2.0%
3M Co. (a)	2,685	537,805

Real Estate - 4.6%
Equity Commonwealth (a)	38,003	1,229,777

Utilities - 2.1%
SJW Group (a)	9,044	542,188

Total Common Stocks
(Cost $20,256,206)		21,921,726

SHORT-TERM INVESTMENT - 4.4%
First American Government Obligations Fund, Class X, 2.32% (a) ^
(Cost $1,178,302)	1,178,302	1,178,302
Total Investments - 87.3%
(Cost $21,434,508)		23,100,028
Other Assets and Liabilities, Net - 12.7%		3,352,491
Total Net Assets - 100.0%		$26,452,519

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2019, the value of the collateral was $23,100,028.
*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2019.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short January 31, 2019 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 80.9%
Consumer Discretionary - 20.9%
Cintas Corp.	2,569	$481,713
Delta Air Lines, Inc.	4,473	221,100
Home Depot, Inc.	5,102	936,370
McDonalds Corp.	2,684	479,846
O'Reilly Automotive, Inc. *	1,282	441,854
Restaurant Brands International, Inc.	8,196	513,479
Ross Stores, Inc.	10,732	988,632
Royal Caribbean Cruises Ltd.	3,794	455,470
Southwest Airlines Co.	3,718	211,034
TJX Companies, Inc.	4,030	200,412
Yum China Holding, Inc.	6,253	587,657
		5,517,567
Consumer Staples - 8.7%
Coca-Cola Co.	20,878	1,004,858
Costco Wholesale Corp.	1,054	226,220
Dollar General Corp.	4,146	478,573
Hormel Foods Corp.	10,049	425,274
PepsiCo, Inc.	1,536	173,061
		2,307,986
Energy - 5.0%
ConocoPhillips	5,990	405,463
Exxon Mobil Corp.	2,627	192,507
Marathon Petroleum Corp.	3,008	199,310
Occidental Petroleum Corp.	2,585	172,626
Suncor Energy, Inc.	4,793	154,910
Valero Energy Corp.	2,200	193,204
		1,318,020
Financials - 7.3%
Allstate Corp.	5,453	479,155
Bank of America Corp.	6,032	171,731
JPMorgan Chase & Co.	1,574	162,909
Progressive Corp.	14,068	946,636
Regions Financial Corp.	11,878	180,189
		1,940,620
Healthcare - 1.9%
HCA Healthcare, Inc.	3,636	506,967

Industrials - 16.9%
Boeing Co.	2,815	1,085,520
CSX Corp.	2,904	190,793
Illinois Tool Works, Inc.	1,420	194,980
Ingersoll-Rand PLC	2,195	219,588
Republic Services, Inc.	13,687	1,049,930
Union Pacific Corp.	2,864	455,576
United Continental Holdings, Inc. *	1,999	174,453
Waste Management, Inc.	11,436	1,094,082
		4,464,922
Materials - 3.8%
Avery Dennison Corp.	1,936	202,215
Ball Corp.	3,844	200,965
International Flavors & Fragrances, Inc.	1,287	182,471
Sherwin-Williams Co.	1,006	424,049
		1,009,700
Real Estate - 12.1%
AvalonBay Communities, Inc.	963	185,782
Boston Properties, Inc.	1,392	183,563
Equity Residential	6,273	455,169
Prologis, Inc.	15,040	1,040,167
Realty Income Corp.	14,044	964,682
Simon Property Group, Inc.	994	181,027
Welltower Inc.	2,422	187,681
		3,198,071
Utilities - 4.3%
Duke Energy Corp.	4,913	431,263
WEC Energy Group, Inc.	3,267	238,589
Xcel Energy, Inc.	8,848	463,281
		1,133,133
Total Securities Sold Short
(Proceeds $20,217,511)		$21,396,986

*	Non-income producing security

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,921,726	$–	$–	$21,921,726
Short-Term Investment	1,178,302	-	–	1,178,302
Total Investments	$23,100,028	$–	$–	$23,100,028

Securities Sold Short
Common Stocks	$(21,396,986)	$–	$–	$(21,396,986)
Total Securities Sold Short	$(21,396,986)	$–	$–	$(21,396,986)

Refer to the Schedule of Investments for further information on the classifications of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 83.5%
Consumer Discretionary - 1.5%
Autoliv, Inc.	59,393	$4,742,531
Ecolab, Inc.	60,235	9,527,370
		14,269,901
Consumer Staples - 10.0%
Brown-Forman Corp. - Class B	200,633	9,479,909
Cal-Maine Foods, Inc.	323,734	13,655,100
Henkel AG & Co. KGaA	411,368	9,418,270
Sanderson Farms, Inc.	462,004	56,872,693
Sysco Corp.	73,172	4,672,032
		94,098,004
Financials # - 26.3%
Aflac, Inc.	96,671	4,611,207
Charles Schwab Corp.	96,569	4,516,532
Chubb Ltd.	34,564	4,598,740
Everest Re Group, Ltd.	130,772	28,645,607
MetLife, Inc.	613,132	28,001,738
Northern Trust Corp.	212,039	18,756,970
Reinsurance Group of America, Inc.	227,272	32,829,440
Travelers Companies, Inc.	300,145	37,680,203
UMB Financial Corp.	336,692	21,669,497
Unum Group	937,738	32,595,773
Valley National Bancorp	1,920,937	19,420,673
W.R. Berkley Corp.	61,276	4,711,512
White Mountains Insurance Group, Ltd.	10,334	9,234,256
		247,272,148
Healthcare - 18.0%
Baxter International, Inc.	196,231	14,224,785
Cerner Corp. *	428,121	23,508,124
Dentsply Sirona, Inc.	1,448,247	60,753,962
Globus Medical, Inc. - Class A *	106,299	4,788,770
Smith & Nephew - ADR	1,228,624	46,761,429
Universal Health Services, Inc. - Class B	105,725	14,011,734
Waters Corp. *	20,453	4,729,143
		168,777,947
Industrials - 14.8%
ABB Ltd. - ADR	237,615	4,550,327
Amphenol Corp. - Class A	385,485	33,891,841
Applied Materials, Inc.	662,394	25,886,357
Graco Inc.	109,277	4,734,972
Hub Group, Inc. - Class A *	105,717	4,705,464
J.B. Hunt Transport Services, Inc.	44,610	4,775,054
Lindsay Corp.	106,287	9,127,928
Schneider Electric SE - ADR	1,347,214	19,110,231
Simpson Manufacturing Co., Inc.	227,521	13,965,239
WABCO Holdings, Inc. *	83,111	9,493,770
Werner Enterprises, Inc.	280,261	9,226,192
		139,467,375
Information Technology - 0.5%
TE Connectivity Ltd.	59,807	4,841,377
Materials - 0.5%
AptarGroup, Inc.	47,106	4,669,147
Real Estate - 5.1%
Equity Commonwealth	1,176,963	38,086,523
Healthcare Realty Trust, Inc.	299,123	9,658,682
		47,745,205
Utilities - 6.8%
Aqua America, Inc.	133,881	4,692,529
Connecticut Water Service, Inc.	250,690	17,006,810
Middlesex Water Co.	83,339	4,683,652
SJW Group	626,211	37,541,349
		63,924,340
Total Common Stocks
(Cost $760,658,132)		785,065,444

CONVERTIBLE PREFERRED STOCKS - 7.4%
Financials #- 4.4%
MetLife, Inc., Series A, 4.000%	365,436	8,525,622
Northern Trust Corp., Series C, 5.850%	801,810	21,312,110
W.R. Berkley Corp., 5.625%	453,148	12,180,618
		42,018,350
Utilities - 3.0%
SCE Trust VI, 5.000%	1,532,140	27,747,055
Total Convertible Preferred Stocks
(Cost $74,088,710)		69,765,405

SHORT-TERM INVESTMENT - 9.8%
First American Government Obligations Fund, Class X, 2.32% ^
(Cost $92,114,039)	92,114,039	92,114,039

Total Investments - 100.7%
(Cost $926,860,881)		946,944,888
Other Assets and Liabilities, Net - (0.7)%		(6,967,634)
Total Net Assets - 100.0%		$939,977,254

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2019.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$785,065,444	$-	$-	$785,065,444
Convertible Preferred Stock	69,765,405	-	-	69,765,405
Short-Term Investment	92,114,039	-	-	92,114,039
Total Investments	$946,944,888	$-	$-	$946,944,888

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date  March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   March 22, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date   March 22, 2019